Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com
January 3, 2007
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:  Trust for Credit Unions (the “Trust”)
Securities Act Registration No. 33-18781
Investment Company Act Registration No. 811-5407
Ladies and Gentlemen:
         On behalf of the Trust and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that (i) the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the prospectus and statement of additional information contained in the Trust’s Post-Effective Amendment No. 31 (the “Amendment”) to its Registration Statement on Form N-1A under the 1933 Act, which was filed on December 28, 2006, and (ii) the text of the Amendment has been filed electronically.
         Questions and comments concerning this letter can be directed to the undersigned at (215) 988-3322.
Sincerely,
/s/ Douglas J. Bruno
___________________________
Douglas J. Bruno